Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries and social security expenses [abstract]
Wages and salaries	$ 132,010	$ 101,818	$ 89,662
Social security costs	36,932	30,296	27,430
Equity-settled share-based compensation	10,227	6,406	4,316
Salaries and social security expenses	179,169	138,520	121,408
Wages and salaries capitalized in property, plant and equipment	$ 30,014	$ 25,105	$ 32,714